Cover	12 Months Ended
Sep. 30, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--09-30
Entity File Number	001-39805
Entity Registrant Name	BGM Group Ltd
Entity Central Index Key	0001779578
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 152 Hongliang East 1st Street,No. 1703
Entity Address, Address Line Two	Tianfu New District
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610200
Title of 12(b) Security	Class A Ordinary Shares
Trading Symbol	BGM
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Enrome LLP
Auditor Location	Singapore
Auditor Firm ID	6907
Ordinary Shares [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,226,480
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	6,006,480
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,220,000
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	No. 152 Hongliang East 1st Street, No. 1703
Entity Address, Address Line Two	Tianfu New District
Entity Address, City or Town	Chengdu
Entity Address, Country	CN
Entity Address, Postal Zip Code	610200
City Area Code	86
Local Phone Number	028-64775180
Contact Personnel Name	Chen Xin
Contact Personnel Email Address	xinchen@qiliancorp.com